Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts receivable [line items]
Accounts receivable	€ 8,424	€ 7,568	€ 7,491	[1]
Gross value
Disclosure of accounts receivable [line items]
Accounts receivable	8,537	7,705	7,633
Allowances
Disclosure of accounts receivable [line items]
Accounts receivable	€ 113	€ 137	€ 142

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.